Intangible Assets - Schedule of Movements of Accumulated Amortization of Intangible Assets (Detail) CLF in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)
Disclosure of detailed information about intangible assets [line items]
Beginning, balances		$ 718,683
Ending, balances		699,344		$ 718,683
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 808,847
Chile [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances		682,695
Ending, balances		663,503		682,695
Impairment loss recognised in profit or loss, intangible assets other than goodwill	448,273
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances		35,988
Ending, balances		35,841		35,988
Impairment loss recognised in profit or loss, intangible assets other than goodwill	360,574		CLF 113,911
ITA CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		113,138
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		773
IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		38,849
Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill	113,911	113,911
Assets generated in business combination [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	113,911
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(321,941)	(201,482)		(321,941)
Amortization for the year		55,791		74,625
Disposals				44,490
Exchange differences		(994)		8,061
Others		8,008
Ending, balances		(250,259)		(201,482)
Impairment loss recognised in profit or loss, intangible assets other than goodwill				142,533
Accumulated depreciation, amortisation and impairment [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(81,685)
Accumulated depreciation, amortisation and impairment [member] | ITA CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(80,623)
Accumulated depreciation, amortisation and impairment [member] | Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(1,062)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(134,457)	(94,407)		(134,457)
Amortization for the year		32,461		40,632
Disposals				44,490
Exchange differences		(929)		4,580
Others		8,008
Ending, balances		(119,789)		(94,407)
Impairment loss recognised in profit or loss, intangible assets other than goodwill				31,612
Accumulated depreciation, amortisation and impairment [member] | Computer software [member] | Chile [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(28,099)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(28,160)	(654)		(28,160)
Amortization for the year		1,439		1,748
Exchange differences		(65)		18
Ending, balances		(2,158)		(654)
Impairment loss recognised in profit or loss, intangible assets other than goodwill				29,236
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(3,513)
Accumulated depreciation, amortisation and impairment [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(156,465)	(103,053)		(156,465)
Amortization for the year		21,695		31,736
Exchange differences				3,463
Ending, balances		(124,748)		(103,053)
Impairment loss recognised in profit or loss, intangible assets other than goodwill				81,685
Accumulated depreciation, amortisation and impairment [member] | Other projects [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(2,859)	(3,368)		(2,859)
Amortization for the year		196		509
Ending, balances		(3,564)		(3,368)
Accumulated depreciation, amortisation and impairment [member] | System Integrated Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		(29,236)
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,896,374	920,165		1,896,374
Disposals		(14,828)		(56,134)
Exchange differences		1,224		(28,706)
Others		(4,418)
Ending, balances		949,603		920,165
Impairment loss recognised in profit or loss, intangible assets other than goodwill				947,118
Gross assets [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		195,596
Gross assets [member] | ITA CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Ending, balances		193,761
Gross assets [member] | Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		1,835
Gross assets [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	314,200	221,070		314,200
Disposals		(8,856)		(47,746)
Exchange differences		1,042		(12,016)
Others		(4,418)
Ending, balances		247,166		221,070
Impairment loss recognised in profit or loss, intangible assets other than goodwill				67,363
Gross assets [member] | Computer software [member] | Chile [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		59,525
Impairment loss recognised in profit or loss, intangible assets other than goodwill		31,426
Gross assets [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	33,352	13,484		33,352
Disposals		(5,972)		(8,388)
Exchange differences		182		(900)
Ending, balances		16,826		13,484
Impairment loss recognised in profit or loss, intangible assets other than goodwill				32,334
Gross assets [member] | IT projects and licenses [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		7,838
Impairment loss recognised in profit or loss, intangible assets other than goodwill		4,325
Gross assets [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 393,748	189,044		393,748
Exchange differences				(9,108)
Ending, balances		189,044		189,044
Impairment loss recognised in profit or loss, intangible assets other than goodwill				$ 195,596
Gross assets [member] | Assets generated in business combination [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		113,911
Gross assets [member] | System Integrated Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances		32,334
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 3,098